Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards	Recently Issued Accounting Standards
Adoption of new accounting standards

In August 2018, the FASB issued ASU 2018-14 Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20). The amendments in this ASU remove certain disclosure requirements and introduce new ones including an explanation of the reasons for significant gains and losses relating to changes in the projected benefit obligation, plan assets to be returned to the entity and accumulated benefit obligation in excess of the fair value of related funding assets. These amendments to disclosures’ requirements are mandated for defined benefit plans from January 1, 2021. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six month ended June 30, 2021.

In December 2019, the FASB issued ASU 2019-12 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments remove certain exceptions previously available and provides additional calculation rules to help simplify the accounting for income taxes. These amendments are effective from January 1, 2021. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2021.

Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU 2021-01 Reference Rate Reform (Topic 848)	The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.	January 1, 2022	Under evaluation
ASU 2020-06 Debt - Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity's Own Equity (Topic 815)	The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260.	January 1, 2022	Under evaluation
ASU 2021-04 Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation - Stock Compensation (Topic 718) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40)	The amendments clarify the issuer's recognition and measurement considerations resulting from exchanges or modifications to freestanding instruments (written call options) classified in equity. Such exchanges or modifications are treated as adjustments to the cost to raise debt, to the cost to raise equity or as share based payments (ASC 718) when issued to compensate for goods or services. If not treated as costs of debt funding, equity funding or share-based payments, it results in an adjustment to EPS/net income (loss). Holder's accounting is not affected by these amendments.	January 1, 2022	Under evaluation

As of August 30, 2021 the FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our Consolidated Financial Statements and related disclosures either on transition or in future periods.